MARKETABLE SECURITIES - Schedule of Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable securities, beginning balance	$ 2,639	$ 3,642
Repurchase of marketable securities pledged to creditors	5,836	7,323
Marketable securities acquired	357	0
Proceeds from sale of marketable securities	(14,074)	0	$ 0
Gain on sale of marketable securities	7,881	0
Unrealized loss on marketable securities held at period end	(204)	(2,491)
Marketable securities pledged to creditors	0	(5,835)
Marketable securities, ending balance	$ 2,435	$ 2,639	$ 3,642